Share based payment reserve	12 Months Ended
Jun. 30, 2026
Share Based Payment Reserve
Share based payment reserve

22.	Share based payment reserve

In February 2025, the company entered into an employment contract with an employee in which the employee is entitled to S$25,000 worth of the company’s share per month, based on the actual share price for the month. The movement and number of shares are as follows:

Date	S$	US$	Share price	Number of shares
As at July 1, 2024				-
Entitlement
March 19, 2025	25,000	18,755	4.04	4,642
April 19, 2025	25,000	19,064	4.45	4,284
May 19, 2025	25,000	19,321	2.37	8,152
June 19, 2025	25,000	19,465	2.67	7,290
Total entitlement	100,000	76,605		24,368
As at June 30, 2025				24,368
July 21, 2025	25,000	19,526	2.34	8,344
August 19, 2025	25,000	19,463	1.91	10,190
September 19, 2025	25,000	19,458	1.84	10,546
October 21, 2025	25,000	19,311	1.64	11,775
November 19, 2025	25,000	19,209	1.15	16,703
December 19, 2025	25,000	19,378	0.72	26,914
January 20, 2026	25,000	19,427	0.76	25,562
February 19, 2026	25,000	19,706	0.68	28,979
March 19, 2026	25,000	19,490	0.60	32,321
April 20, 2026	25,000	19,680	0.57	34,467
May 19, 2026	25,000	19,554	0.66	29,763
June 22, 2026	25,000	19,369	6.85	2,828
Total entitlement	400,000	310,176		262,760

As at June 30, 2026, the Group recognised share-based expense of S$400,000 (US$310,176) and the employee is entitled to 262,760 shares and expected to be granted by June 30, 2027.